Portfolio of Investments
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 0.9%
	Shares	Value ($)
United States 0.9%
Columbia Multi-Sector Municipal Income ETF(a)	952,818	20,909,591
Total Exchange-Traded Fixed Income Funds (Cost $19,939,579)		20,909,591

Floating Rate Notes 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.3%
New York City Transitional Finance Authority(b),(c)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	0.110%	8,015,000	8,015,000
Total Floating Rate Notes (Cost $8,015,000)			8,015,000

Municipal Bonds 94.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.4%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2034	5.000%	4,000,000	4,543,520
Black Belt Energy Gas District
Revenue Bonds
Project No. 4
Series 2019A-1 (Mandatory Put 12/01/25)
12/01/2049	4.000%	15,000,000	17,113,050
Lower Alabama Gas District (The)
Revenue Bonds
Gas Project
Series 2020 (Mandatory Put 12/01/25)
12/01/2050	4.000%	10,000,000	11,430,600
Total			33,087,170
Arizona 1.5%
Arizona Board of Regents
Revenue Bonds
Series 2020A
07/01/2035	5.000%	1,000,000	1,304,450
07/01/2036	5.000%	1,000,000	1,298,660
07/01/2037	5.000%	1,500,000	1,940,550
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2049	4.500%	750,000	590,287
Lincoln South Beltway Project
Series 2020
08/01/2030	5.000%	2,000,000	2,652,200
02/01/2031	5.000%	1,500,000	2,005,725
05/01/2031	5.000%	1,500,000	2,013,645
08/01/2031	5.000%	1,500,000	2,021,355
Phoenix Children’s Hospital
Series 2020
02/01/2050	4.000%	1,200,000	1,331,280
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	2,800,000	3,215,828
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2059	5.000%	1,000,000	1,034,750
Downtown Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2054	5.000%	1,330,000	1,381,059
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	6,936,475
Series 2018
02/15/2048	5.000%	870,000	946,873
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017A
01/01/2041	4.000%	4,000,000	4,474,960
Maricopa County Industrial Development Authority(e)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2036	5.750%	1,600,000	1,611,392
01/01/2048	6.000%	1,250,000	1,199,825
Total			35,959,314
Columbia Strategic Municipal Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 7.4%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2012
07/01/2047	5.000%	4,100,000	4,237,596
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,765,694
Subordinated Revenue Bonds
Kaiser Permanente
Series 2020A-2
11/01/2047	5.000%	3,000,000	4,485,450
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	3,233,460
02/01/2042	5.000%	1,500,000	1,716,480
California Municipal Finance Authority(e)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	1,042,010
California School Finance Authority(e)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,116,220
07/01/2046	6.375%	150,000	167,433
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,000,000	5,239,750
Various Capital Projects
Series 2012A
04/01/2037	5.000%	650,000	689,007
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,998,745
California Statewide Communities Development Authority(e)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	540,810
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Los Angeles Department of Airports(d)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2018
05/15/2044	5.000%	2,000,000	2,345,880
Senior Series 2020C
05/15/2032	5.000%	10,090,000	12,834,177
Compton Unified School District(f)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,333,778
06/01/2038	0.000%	1,830,000	1,105,961
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	1,155,000	1,316,157
Series 2014A
01/15/2046	5.750%	4,250,000	4,742,745
Glendale Unified School District(f)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	686,420
09/01/2033	0.000%	1,100,000	715,539
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	8,500,000	8,741,910
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	3,646,720
Los Angeles Unified School District(g)
Unlimited General Obligation Bonds
Series 2020C
07/01/2029	5.000%	1,000,000	1,314,630
07/01/2033	4.000%	1,000,000	1,200,110
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020RYQ
07/01/2033	5.000%	8,000,000	10,445,120
07/01/2035	5.000%	5,000,000	6,470,400
Norman Y. Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	2,000,000	2,306,480

2	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Poway Unified School District(f)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,804,779
Riverside County Transportation Commission(f)
Revenue Bonds
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	2,026,600
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Revenue Bonds
Series 2019A
05/01/2035	5.000%	14,310,000	17,425,287
05/01/2036	5.000%	5,000,000	6,064,450
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2041	7.000%	2,000,000	2,032,900
State Center Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2032	4.000%	1,200,000	1,510,548
08/01/2033	3.000%	2,840,000	3,215,959
08/01/2034	3.000%	2,895,000	3,250,217
08/01/2035	3.000%	1,600,000	1,782,576
08/01/2036	3.000%	2,275,000	2,511,873
State of California
Prerefunded 11/01/20 Unlimited General Obligation Bonds
Series 2010
03/01/2033	6.000%	540,000	540,000
Unlimited General Obligation Bonds
Series 2020
11/01/2035	4.000%	1,000,000	1,212,970
Various Purpose
Series 2010
03/01/2030	5.250%	1,000,000	1,003,630
Series 2012
04/01/2035	5.250%	4,500,000	4,795,695
Series 2018
10/01/2028	5.000%	5,000,000	6,579,250
Series 2020
03/01/2034	5.000%	14,235,000	18,600,874
03/01/2035	5.000%	1,800,000	2,341,098
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2020
03/01/2037	4.000%	5,000,000	5,970,400
03/01/2040	4.000%	1,500,000	1,771,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,007
Series 2010
03/01/2033	6.000%	1,400,000	1,405,796
University of California
General Refunding Revenue Bonds
Series 2018AZ
05/15/2043	5.000%	3,455,000	4,259,393
Total			180,546,784
Colorado 3.7%
City & County of Denver(f)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	4,018,560
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2018-A
12/01/2037	5.000%	5,000,000	5,985,850
Subordinated Series 2018-A
12/01/2048	4.000%	3,500,000	3,770,130
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	7,210,081
Colorado Educational & Cultural Facilities Authority(e)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	764,775
07/01/2049	5.500%	700,000	715,519
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	10,634,100
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2042	5.000%	3,150,000	4,040,253
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	1,910,000	2,165,138
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	17,000,000	18,423,240
08/01/2049	4.000%	2,595,000	2,793,206

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	3,000,000	3,552,540
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	944,086
Revenue Bonds
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2037	4.000%	800,000	913,904
01/01/2038	4.000%	1,300,000	1,480,024
01/01/2040	4.000%	1,000,000	1,131,140
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	1,082,440
09/01/2050	4.000%	1,500,000	1,607,625
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2047	5.750%	6,000,000	4,478,880
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B1
10/01/2039	3.000%	470,000	496,015
10/01/2049	3.250%	1,000,000	1,045,440
10/01/2054	3.400%	1,000,000	1,051,760
Series 2019K Class I (GNMA)
05/01/2050	3.875%	3,615,000	4,052,704
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	5.000%	1,150,000	1,492,435
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series
Series 2020B
12/15/2050	5.750%	3,500,000	3,574,200
State of Colorado
Certificate of Participation
Series 2020A
12/15/2035	4.000%	750,000	904,785
12/15/2039	4.000%	750,000	890,903
Total			89,219,733
Connecticut 1.5%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2020A-1
11/15/2045	3.500%	3,870,000	4,325,112
Subordinated Series 2018B-1
05/15/2045	4.000%	1,710,000	1,830,367
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2045	4.000%	2,000,000	2,196,780
Yale University
07/01/2027	5.000%	2,650,000	3,399,870
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2033	5.000%	2,750,000	3,529,872
05/01/2039	4.000%	1,700,000	1,949,985
Unlimited General Obligation Bonds
Series 2018C
06/15/2035	5.000%	1,000,000	1,223,950
Series 2018-E
09/15/2035	5.000%	2,000,000	2,459,260
Series 2019A
04/15/2035	5.000%	3,200,000	3,988,992
04/15/2037	4.000%	10,000,000	11,478,600
Series 2020C
06/01/2033	4.000%	300,000	355,467
06/01/2035	4.000%	770,000	902,633
Total			37,640,888
District of Columbia 2.7%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	344,769
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	3,311,784
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2039	4.000%	1,275,000	1,370,931
07/01/2049	4.000%	695,000	733,044
Series 2019A
03/01/2033	5.000%	2,500,000	3,272,725
Unlimited General Obligation Bonds
Series 2019-A
10/15/2032	5.000%	9,090,000	11,807,637
10/15/2033	5.000%	15,000,000	19,392,000

4	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2033	5.000%	1,755,000	2,183,887
10/01/2035	5.000%	4,745,000	5,857,038
Series 2015B
10/01/2032	5.000%	9,575,000	11,145,683
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,477,248
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2033	5.000%	3,525,000	4,638,794
Total			66,535,540
Florida 3.3%
Capital Trust Agency, Inc.(e),(h)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	1,372,000
12/01/2050	0.000%	1,000,000	400,000
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	5,550,350
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	3,191,610
City of Tampa(f)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	414,466
09/01/2036	0.000%	700,000	425,838
09/01/2037	0.000%	700,000	406,679
City of Tampa
Revenue Bonds
H. Lee Moffitt Cancer Center Project
Series 2020
07/01/2050	5.000%	750,000	904,815
County of Broward Airport System(d)
Revenue Bonds
Series 2019A
10/01/2029	5.000%	1,000,000	1,273,410
10/01/2030	5.000%	1,375,000	1,733,779
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	14,490,000	16,985,323
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,698,894
10/01/2037	0.000%	4,000,000	2,322,880
10/01/2038	0.000%	1,500,000	837,180
10/01/2039	0.000%	3,300,000	1,769,394
Florida Development Finance Corp.(e)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	1,116,990
Greater Orlando Aviation Authority(d)
Revenue Bonds
Series 2016A
10/01/2046	5.000%	5,000,000	5,691,850
Hillsborough County Aviation Authority(d)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	4,009,659
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	9,221,440
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,437,718
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,102,830
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2036	5.000%	250,000	251,890
Revenue Bonds
Presbyterian Retirement Communities
Series 2016
08/01/2036	5.000%	2,000,000	2,189,480
08/01/2041	5.000%	2,000,000	2,178,800

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	544,395
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	2,457,700
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	3,993,662
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	5,030,000	4,621,262
11/15/2049	5.500%	2,300,000	2,078,671
Total			81,182,965
Georgia 2.6%
Brookhaven Development Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2044	4.000%	7,000,000	7,944,230
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,800,000	1,863,612
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/2025	5.200%	2,665,000	3,093,425
City of Atlanta Department of Aviation(d)
Revenue Bonds
Airport
Series 2019B
07/01/2037	4.000%	8,930,000	10,092,061
Subordinated Series 2019
07/01/2040	4.000%	2,500,000	2,799,275
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	1,112,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,000,000	1,805,340
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,166,160
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	5,055,194
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	1,056,130
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	5,960,000	6,324,692
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	7,400,000	8,390,712
Series 2019C (Mandatory Put 09/01/26)
03/01/2050	4.000%	7,500,000	8,652,150
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,372,186
12/01/2048	6.250%	1,960,000	1,851,279
Total			64,578,446
Hawaii 0.3%
City & County of Honolulu
Unlimited General Obligation Bonds
Honolulu Rail Transit Project
Series 2019
09/01/2030	5.000%	6,000,000	7,782,360
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2037	5.250%	705,000	751,037
Total			8,533,397

6	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2044	8.000%	4,365,000	3,472,837
10/01/2049	8.125%	1,635,000	1,300,561
Total			4,773,398
Illinois 8.9%
Chicago Board of Education
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,711,232
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	3,157,020
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,103,780
Series 2018
12/01/2046	5.000%	2,500,000	2,637,700
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	599,995
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	4,460,693
Chicago Board of Education(f)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,727,120
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,228,360
Series 2014B
01/01/2035	5.000%	5,000,000	5,500,900
Chicago O’Hare International Airport
Prerefunded 01/01/21 Revenue Bonds
General Third Lien
Series 2011
01/01/2039	5.750%	295,000	297,626
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,414,514
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015D
01/01/2046	5.000%	4,390,000	4,981,377
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	2,000,000	2,398,080
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2042	5.000%	8,895,000	10,126,602
01/01/2052	5.000%	8,030,000	8,999,382
Senior Lien
Series 2017G
01/01/2042	5.000%	2,650,000	3,016,919
01/01/2047	5.000%	1,000,000	1,127,730
Series 2017J
01/01/2037	5.000%	2,000,000	2,307,300
TriPs Obligated Group
Series 2018
07/01/2038	5.000%	1,000,000	1,138,530
07/01/2048	5.000%	800,000	892,272
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,811,040
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	604,608
Revenue Bonds
2nd Lien
Series 2012
01/01/2025	5.000%	5,000,000	5,208,700
01/01/2042	5.000%	5,000,000	5,173,950
Series 2014
01/01/2034	5.000%	1,000,000	1,095,980
01/01/2039	5.000%	2,000,000	2,179,720
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2031	5.000%	2,000,000	2,147,140
Series 2014
11/01/2044	5.000%	650,000	720,064
Series 2016
11/01/2030	5.000%	10,775,000	12,859,855

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	5,319,750
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2018
11/15/2035	5.000%	900,000	1,043,910
Illinois Finance Authority
Refunding Revenue Bonds
Northshore University Health System
Series 2020A
08/15/2033	5.000%	1,250,000	1,622,300
08/15/2037	4.000%	3,000,000	3,488,040
Rush University Medical Center
Series 2015B
11/15/2039	5.000%	1,810,000	2,032,358
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,689,300
Illinois State Toll Highway Authority
Refunding Senior Revenue Bonds
Series 2019B
01/01/2031	5.000%	3,500,000	4,563,860
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion
Series 2002A (BAM)
12/15/2054	0.000%	5,000,000	1,357,350
Revenue Bonds
Capital Appreciation
Series 1993A Escrowed to Maturity (FGIC)
06/15/2021	0.000%	1,870,000	1,864,484
Capital Appreciation - McCormick Place Expansion
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	4,959,800
McCormick Place Expansion Project
Series 2017A (AGM)
12/15/2056	0.000%	10,000,000	2,498,200
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,407,944
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,025,000	3,257,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,166,150
State of Illinois
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2038	4.000%	14,460,000	13,990,773
Series 2013
07/01/2026	5.500%	1,955,000	2,071,596
07/01/2033	5.500%	5,000,000	5,209,050
07/01/2038	5.500%	875,000	901,530
Series 2016
01/01/2026	5.000%	2,965,000	3,231,820
11/01/2027	5.000%	2,785,000	3,022,310
Series 2017A
12/01/2035	5.000%	1,345,000	1,408,874
12/01/2036	5.000%	5,000,000	5,219,950
Series 2018A
05/01/2032	5.000%	2,500,000	2,659,975
05/01/2033	5.000%	5,000,000	5,293,250
05/01/2039	5.000%	4,320,000	4,489,819
05/01/2040	5.000%	6,005,000	6,225,203
05/01/2041	5.000%	6,000,000	6,202,620
Series 2018B
05/01/2027	5.000%	4,950,000	5,420,596
Series 2019B
11/01/2034	4.000%	8,795,000	8,637,657
Series 2020
05/01/2039	5.500%	2,700,000	2,977,155
05/01/2045	5.750%	1,750,000	1,937,863
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2031	5.000%	2,500,000	2,676,975
Total			217,476,001
Indiana 0.2%
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	3,200,000	3,894,016
Iowa 1.1%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2048	5.125%	1,750,000	1,803,673

8	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Genesis Health System
Series 2013
07/01/2033	5.000%	5,000,000	5,425,150
Lifespace Communities, Inc.
Series 2018-A
05/15/2043	5.000%	5,000,000	5,314,450
Series 2020A (GNMA)
01/01/2040	2.700%	5,000,000	5,177,350
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	7,000,000	8,458,170
Total			26,178,793
Kansas 0.5%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	4,234,208
Refunding Revenue Bonds
University of Kansas Health System
Series 2019
03/01/2036	4.000%	2,750,000	3,234,990
03/01/2037	4.000%	2,500,000	2,928,825
03/01/2038	4.000%	2,500,000	2,918,700
Total			13,316,723
Kentucky 0.3%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,316,880
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2034	5.000%	1,035,000	1,264,905
Kentucky Public Energy Authority
Revenue Bonds
Series 2020A (Mandatory Put 06/01/26)
12/01/2050	4.000%	4,000,000	4,602,720
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2036	5.000%	1,000,000	1,203,630
Total			8,388,135
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana 0.5%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,980,000	4,107,718
Louisiana Public Facilities Authority
Refunding Revenue Bonds
19th Judicial District Court
Series 2015 (AGM)
06/01/2036	5.000%	1,000,000	1,150,970
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	2,336,280
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,674,105
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	1,275,000	1,422,977
Parish of St. James(e)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,478,500
Total			12,170,550
Maryland 1.8%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	8,019,031
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	7,864,725
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,338,636
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,984,661
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
03/15/2026	5.000%	2,845,000	3,534,087

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State and Local Facilities
Series 2020A
03/15/2032	5.000%	15,000,000	20,134,800
Total			44,875,940
Massachusetts 1.6%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	500,000	625,105
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	8,078,700
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	1,956,760
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Series 2017A
07/01/2026	5.000%	1,650,000	1,935,879
Subordinated Series 2017B
07/01/2046	4.250%	3,000,000	3,126,060
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,607,115
Series 2019A
Series 2019
07/01/2031	5.000%	7,065,000	8,944,219
Revenue Bonds
Series 2019C
07/01/2044	5.000%	10,000,000	12,035,100
Total			38,308,938
Michigan 3.4%
City of Detroit Sewage Disposal System
Prerefunded 07/01/22 Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,700,000	1,840,811
City of Detroit Water Supply System
Prerefunded 07/01/21 Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,500,000	1,550,115
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	505,000	552,415
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	7,761,115
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	490,505
Series 2015
11/15/2045	5.000%	1,220,000	1,357,177
Trinity Health Corp.
Series 2017
12/01/2042	5.000%	500,000	597,020
Trinity Health Credit Group
Series 2019
12/01/2036	4.000%	3,000,000	3,477,990
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	7,500,000	8,504,025
Henry Ford Health System
Series 2019A
11/15/2048	5.000%	1,320,000	1,592,725
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	1,000,000	1,167,970
07/01/2035	5.000%	5,000,000	5,830,000
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	835,000	1,034,665
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
12/01/2033	3.600%	1,365,000	1,499,753
10/01/2043	4.000%	2,300,000	2,503,067
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,581,945
Series 2019B
12/01/2044	3.100%	6,000,000	6,221,340

10	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	4,333,603
10/01/2047	3.850%	5,000,000	5,328,100
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	15,500,000	17,674,495
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	7,432,674
Wayne County Airport Authority(d)
Revenue Bonds
Series 2017B
12/01/2042	5.000%	700,000	801,556
Total			83,133,066
Minnesota 2.1%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	3,000,000	2,714,730
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	985,000	898,566
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	916,479
08/01/2043	5.250%	500,000	549,250
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,200,000
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,479,540
County of Hennepin
Unlimited General Obligation Bonds
Series 2020C
12/15/2035	5.000%	8,980,000	11,815,435
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	6,500,000	7,006,285
02/15/2053	5.000%	8,000,000	9,197,280
Essential Health Obligated Group
Series 2018
02/15/2043	5.000%	2,000,000	2,325,540
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,885,502
02/01/2034	0.000%	1,565,000	1,111,666
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2040	5.000%	400,000	490,252
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	856,958
Minnesota Higher Education Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2040	6.000%	2,250,000	2,365,740
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,845,000	2,283,625
Total			50,096,848
Missouri 2.1%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2036	5.000%	750,000	806,482
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	2,234,240
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,689,195

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/2041	6.000%	650,000	655,519
Series 2014
02/01/2044	5.000%	2,275,000	2,414,571
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,105,030
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2044	5.000%	12,500,000	14,457,625
Series 2020A
03/01/2036	4.000%	1,675,000	1,832,450
03/01/2045	4.000%	10,000,000	10,650,100
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,327,536
05/15/2050	5.250%	500,000	522,165
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2045	2.700%	1,195,000	1,231,806
05/01/2050	2.850%	1,120,000	1,160,219
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,381,950
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,467,315
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,152,648
09/01/2042	5.000%	2,000,000	2,041,540
Total			50,130,391
Montana 0.1%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	520,000	505,934
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	530,000	560,888
12/01/2047	3.600%	695,000	734,400
Total			1,801,222
Nebraska 1.4%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,697,174
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,175,000
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2037	4.000%	1,000,000	1,107,300
01/01/2038	4.000%	1,300,000	1,434,511
01/01/2039	4.000%	1,810,000	1,990,511
01/01/2044	4.000%	15,000,000	16,296,900
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	5,000,000	5,190,600
09/01/2042	3.050%	1,705,000	1,773,456
Total			34,665,452
Nevada 0.3%
Carson City
Prerefunded 09/01/22 Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,600,000	2,731,664
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	961,323
Clark County School District
Limited General Obligation Bonds
Series 2020A (AGM)
06/15/2037	4.000%	850,000	990,768
06/15/2040	4.000%	1,225,000	1,413,417

12	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	595,576
Series 2018A
12/15/2038	5.000%	415,000	430,513
Total			7,123,261
New Hampshire 0.2%
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	3,000,000	3,106,260
New Hampshire Business Finance Authority(e)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2046	5.625%	2,000,000	2,045,380
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	984,011
Total			6,135,651
New Jersey 4.5%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	340,000	401,951
03/01/2042	4.000%	1,250,000	1,371,138
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,168,210
Garden State Preservation Trust(f)
Revenue Bonds
Capital Appreciation
Series 2003B (AGM)
11/01/2022	0.000%	10,000,000	9,809,300
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	20,000	24,515
Refunding Revenue Bonds
Series 2015XX
06/15/2024	5.000%	2,000,000	2,235,240
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	2,007,120
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	459,975
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	1,200,000	1,114,536
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,800,000	2,025,900
Series 2017DDD
06/15/2042	5.000%	1,000,000	1,108,720
Transportation Project
Series 2020
11/01/2044	5.000%	3,000,000	3,368,910
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	355,000	387,884
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	6,074,820
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2038	5.000%	1,980,000	2,323,550
07/01/2039	5.000%	2,080,000	2,432,976
07/01/2045	5.000%	700,000	804,692
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	400,000	424,820
12/01/2035	4.000%	400,000	422,996
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,664,781
Single Family Housing
Series 2018
10/01/2032	3.800%	2,300,000	2,519,926
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	3,135,000	3,367,617

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	4,000,000	4,576,760
Transportation System
Series 2018-A
12/15/2035	5.000%	5,000,000	5,685,350
Series 2019
12/15/2033	5.000%	2,850,000	3,300,357
12/15/2039	5.000%	1,460,000	1,657,976
Revenue Bonds
Transportation Program
Series 2013AA
06/15/2044	5.000%	8,090,000	8,568,281
Series 2015AA
06/15/2041	5.250%	6,000,000	6,543,780
Series 2019
06/15/2046	5.000%	3,500,000	3,891,720
New Jersey Transportation Trust Fund Authority(f)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	4,342,380
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2040	5.000%	1,000,000	1,192,090
Series 2017E
01/01/2032	5.000%	2,500,000	3,060,000
Series 2017G
01/01/2034	4.000%	15,160,000	17,299,379
South Jersey Port Corp.(d)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	3,115,760
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	2,000,000	2,262,040
Total			111,015,450
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2039	5.000%	1,225,000	1,279,586
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico Mortgage Finance Authority
Revenue Bonds
Revenue Bonds
Series 2020
07/01/2035	2.500%	890,000	926,080
Series 2020 (GNMA)
07/01/2040	2.700%	2,330,000	2,418,237
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	3,225,000	3,396,409
Total			8,020,312
New York 6.4%
City of New York
Unlimited General Obligation Bonds
Multi Modal
Series 2020D-1
03/01/2043	5.000%	3,000,000	3,659,880
Series 2020C
08/01/2033	5.000%	1,500,000	1,922,250
08/01/2042	5.000%	2,500,000	3,079,000
Subordinated Series 2018D-1
12/01/2038	5.000%	10,000,000	12,125,600
Subordinated Series 2018F-1
04/01/2037	5.000%	5,390,000	6,477,702
Unlimited General Obligation Refunding Bonds
Series 2020A-1
08/01/2032	5.000%	2,000,000	2,579,820
08/01/2034	4.000%	1,000,000	1,170,200
Glen Cove Local Economic Assistance Corp.(i)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,332,175
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,192,160
Long Island Power Authority
Revenue Bonds
General
Series 2017
09/01/2042	5.000%	2,000,000	2,400,540
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,704,582

14	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2020A-S2
02/01/2022	4.000%	5,000,000	4,994,950
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	11,812,534
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	2,118,740
Series 2019
11/01/2049	3.250%	7,310,000	7,545,016
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2017F-1
05/01/2036	5.000%	5,170,000	6,298,456
Subordinated Series 2020
05/01/2041	4.000%	5,000,000	5,747,900
Future Tax Subordinated Bonds
Subordinated Series 2020C
05/01/2038	4.000%	700,000	815,381
05/01/2039	4.000%	1,000,000	1,158,800
New York City Transitional Finance Authority(g)
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D
11/01/2042	4.000%	10,000,000	11,424,100
New York State Dormitory Authority
Revenue Bonds
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	2,226,440
New York State Environmental Facilities Corp.(d),(e)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	1,000,000	979,960
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,778,949
New York Transportation Development Corp.(d)
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2040	5.000%	2,500,000	2,676,125
10/01/2045	4.375%	2,500,000	2,527,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	2,000,000	2,338,020
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,500,000	1,731,585
Series 2018-207
09/15/2032	5.000%	12,235,000	14,810,100
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2045	4.000%	7,775,000	8,590,442
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,941,715
Series 2018-208
10/01/2034	3.600%	5,000,000	5,479,650
Triborough Bridge & Tunnel Authority
Revenue Bonds
MTA Bridges and Tunnels
Series 2020A
11/15/2049	5.000%	3,000,000	3,702,600
Ulster County Capital Resource Corp.(e)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	4,785,886
09/15/2047	5.250%	1,475,000	1,348,312
09/15/2053	5.250%	3,045,000	2,738,673
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	70,000	70,000
Total			155,285,243
North Carolina 1.8%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2020
07/01/2032	5.000%	1,625,000	2,191,410
07/01/2033	5.000%	2,250,000	3,013,943
07/01/2034	5.000%	1,900,000	2,536,291
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	3,000,000	3,082,500

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Refunding Revenue Bonds
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,851,840
United Methodist Retirement
Series 2017
10/01/2042	5.000%	1,100,000	1,163,701
Revenue Bonds
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	5,520,550
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	2,150,020
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2043	5.000%	5,650,000	6,746,947
01/01/2049	5.000%	2,000,000	2,370,800
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,296,460
Series 2019
01/01/2040	0.000%	3,950,000	2,327,419
01/01/2041	0.000%	5,500,000	3,115,970
Series 2020
01/01/2047	0.000%	2,000,000	901,380
Triangle Expressway System
Series 2019
01/01/2043	0.000%	4,500,000	2,358,585
State of North Carolina(g)
Revenue Bonds
Build NC Programs
Series 2020B
05/01/2033	5.000%	2,250,000	2,966,985
Total			43,594,801
North Dakota 0.4%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	1,795,000	1,938,654
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	1,215,000	1,283,453
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	3,905,000	4,224,546
Series 2019C
07/01/2039	3.200%	2,620,000	2,777,829
Total			10,224,482
Ohio 1.8%
Buckeye Tobacco Settlement Financing Authority
03/04/2020
06/01/2055	5.000%	4,000,000	4,279,400
City of Middleburg Heights
Prerefunded 08/01/21 Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	1,870,000	1,940,200
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	1,650,000	1,697,239
Lake County Port & Economic Development Authority(e),(h)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	7,500,000	2,622,750
Miami University
Refunding Revenue Bonds
Series 2017
09/01/2034	5.000%	675,000	809,042
Northeast Ohio Regional Sewer District
Refunding Revenue Bonds
Series 2019
11/15/2037	4.000%	2,000,000	2,400,680
Ohio Air Quality Development Authority(d),(i)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
12/01/2027	2.100%	2,500,000	2,581,825
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	7,000,000	7,231,560
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,538,295
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	3,825,000	4,074,925

16	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Loan Fund
Series 2020A
12/01/2050	5.000%	4,000,000	5,097,880
Subordinated Series 2020A
12/01/2037	5.000%	6,690,000	8,785,576
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	1,500,000	1,724,460
Total			44,783,832
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,334,550
11/15/2045	5.250%	1,165,000	1,225,766
Total			2,560,316
Oregon 0.6%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,589,475
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	545,375
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2045	5.000%	4,660,000	5,659,803
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B
07/01/2042	5.000%	1,000,000	1,140,310
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	4,275,000	4,616,188
Total			13,551,151
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 6.0%
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
University of Pittsburgh Medical Center
Series 2019
07/15/2038	4.000%	1,750,000	1,966,213
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Series 2017B
07/01/2042	5.000%	2,250,000	2,562,615
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,270,443
Tobacco Master Settlement Payment
Series 2018
06/01/2035	5.000%	2,000,000	2,466,840
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2037	5.000%	1,600,000	1,949,552
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	1,630,000	1,733,587
East Hempfield Township Industrial Development Authority
Revenue Bonds
Student Service, Inc. Student Housing Project
Series 2014
07/01/2046	5.000%	1,000,000	984,300
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,252,608
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	5,468,650
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	769,265
Luzerne County Industrial Development Authority(d)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,771,005

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	1,850,000	1,931,604
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,366,228
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	1,082,470
11/15/2045	5.000%	3,500,000	4,065,005
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	791,984
08/15/2048	5.000%	1,500,000	1,745,700
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	11,016,000
Pennsylvania Economic Development Financing Authority(e),(h)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	6,000,000	5,100,000
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	4,125,000	4,659,847
06/30/2042	5.000%	11,000,000	12,333,750
Pennsylvania Higher Educational Facilities Authority
Prerefunded 10/01/21 Revenue Bonds
Shippensburg University
Series 2011
10/01/2031	6.000%	2,000,000	2,103,840
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	1,340,000	1,415,723
Series 2017-124B
10/01/2042	3.650%	7,810,000	8,162,387
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	4,155,160
10/01/2039	2.700%	3,000,000	3,106,860
Series 2019-131A
04/01/2049	3.500%	3,155,000	3,413,868
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	4,800,000	5,481,216
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,797,375
Series 2015B
12/01/2040	5.000%	2,500,000	2,861,125
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	3,493,260
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	5,925,050
Subordinated Series 2019A
12/01/2044	5.000%	10,000,000	12,063,300
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,853,800
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	834,750
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,607,412
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	3,500,000	3,444,595
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2038	5.000%	1,135,000	1,371,239
Series 2018B
09/01/2043	5.000%	515,000	612,309
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2016
06/01/2034	5.000%	3,000,000	3,573,930
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,800,000	5,693,904

18	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,501,088
Total			147,759,857
Puerto Rico 0.6%
Puerto Rico Sales Tax Financing Corp.(f),(j)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	30,750,000	8,846,775
Puerto Rico Sales Tax Financing Corp. Sales Tax(j)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	5,745,000	6,106,073
Total			14,952,848
Rhode Island 0.1%
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A
12/01/2025	5.000%	1,200,000	1,376,736
South Carolina 0.6%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,000,000	1,009,620
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	2,800,000	3,451,532
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	1,315,000	1,432,337
South Carolina Ports Authority(d)
Revenue Bonds
Series 2018
07/01/2043	5.000%	1,570,000	1,855,442
Series 2019B
07/01/2044	5.000%	4,080,000	4,896,163
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	1,000,000	1,053,310
Total			13,698,404
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	10,975,500
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	1,580,000	1,808,373
Total			12,783,873
Tennessee 1.4%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	361,007
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	2,300,000	2,735,321
07/01/2040	4.000%	1,800,000	1,958,724
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
Series 2019
11/15/2048	4.000%	5,235,000	5,753,422
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,370,580
Series 2017A
07/01/2048	5.000%	835,000	967,656
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2049	5.750%	10,000,000	9,397,800
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	3,000,000	2,761,350
Tennessee Housing Development Agency
Refunding Revenue Bonds
Issue 2
Series 2018
07/01/2042	3.850%	2,425,000	2,623,753

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	720,000	764,698
07/01/2047	3.650%	1,450,000	1,525,168
Series 2017-2B
07/01/2036	3.700%	3,145,000	3,404,557
Series 2018-1
07/01/2042	3.900%	920,000	998,209
Total			34,622,245
Texas 11.3%
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	2,016,160
07/15/2036	4.000%	3,000,000	2,968,800
Series 2018
07/15/2033	5.000%	1,000,000	1,075,360
07/15/2037	5.000%	2,100,000	2,235,009
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2041	6.000%	3,000,000	3,027,810
Refunding Revenue Bonds
Series 2016
01/01/2040	5.000%	2,500,000	2,846,650
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,455,076
Revenue Bonds
Senior Lien
Series 2015A
01/01/2040	5.000%	2,000,000	2,254,600
01/01/2045	5.000%	5,000,000	5,599,600
Central Texas Turnpike System(f)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	1,026,800
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2020A
08/15/2039	5.000%	4,825,000	6,148,835
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,790,225
City of Austin Airport System(d)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,149,380
11/15/2046	5.000%	1,000,000	1,140,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019B
11/15/2038	5.000%	6,175,000	7,527,510
11/15/2048	5.000%	7,850,000	9,351,312
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2031	5.000%	1,525,000	1,862,239
Revenue Bonds
Subordinated Series 2018A
07/01/2041	5.000%	1,250,000	1,472,988
Subordinated Series 2020A
07/01/2047	4.000%	4,200,000	4,605,384
City of San Antonio Airport System(d)
Refunding Revenue Bonds
Lien
Subordinated Series 2019A
07/01/2030	5.000%	1,250,000	1,542,863
07/01/2031	5.000%	1,000,000	1,227,110
07/01/2032	5.000%	750,000	914,558
City of San Antonio Electric & Gas Systems
Refunding Revenue Bonds
Junior Lien
Series 2019
02/01/2034	5.000%	15,000,000	19,687,350
Clifton Higher Education Finance Corp.
Prerefunded 08/15/21 Revenue Bonds
Idea Public Schools
Series 2011
08/15/2031	5.500%	1,750,000	1,821,138
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	609,853
08/15/2042	5.000%	1,500,000	1,563,060
Series 2013
08/15/2033	6.000%	260,000	289,021
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,284,123
Series 2015A
12/01/2045	5.000%	400,000	425,692
County of Williamson
Unlimited General Obligation Bonds
Series 2020
02/15/2033	4.000%	11,240,000	13,692,231

20	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cypress-Fairbanks Independent School District(g)
Unlimited General Obligation Refunding Bonds
Series 2020A
TEXAS PERMANENT SCHOOL FUND PROG (GTY)
02/15/2031	5.000%	1,750,000	2,394,385
02/15/2032	5.000%	2,250,000	3,061,912
02/15/2033	3.000%	1,000,000	1,143,220
02/15/2034	3.000%	2,420,000	2,752,847
Dallas Love Field(d)
Revenue Bonds
Series 2017
11/01/2033	5.000%	1,000,000	1,155,930
11/01/2036	5.000%	1,000,000	1,147,230
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2039	4.000%	1,000,000	1,182,800
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2033	4.000%	1,700,000	2,087,736
10/01/2034	4.000%	2,250,000	2,755,755
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	270,000	278,883
05/15/2031	6.500%	230,000	237,631
New Hope Cultural Education Facilities Finance Corp.
Prerefunded 04/01/25 Revenue Bonds
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,465,000	2,934,065
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	4,048,290
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	4.500%	1,000,000	801,830
07/01/2047	5.000%	1,000,000	859,440
07/01/2052	4.750%	1,500,000	1,187,745
Bridgemoor Plano Project
Series 2018
12/01/2053	7.250%	5,000,000	4,454,150
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.250%	1,500,000	1,187,655
07/01/2046	5.000%	5,485,000	4,528,910
07/01/2051	4.750%	5,235,000	3,870,078
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	440,400
11/15/2046	5.500%	750,000	623,048
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	530,000	533,525
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,730,000	1,984,846
Series 2019A
01/01/2044	4.000%	13,500,000	15,203,835
Northside Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2038	4.000%	1,235,000	1,463,969
Northwest Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020
02/15/2035	4.000%	2,880,000	3,536,064
02/15/2037	4.000%	3,125,000	3,804,062
02/15/2039	4.000%	2,000,000	2,421,900
02/15/2045	4.000%	1,700,000	2,026,842
Port Authority of Houston of Harris County(d)
Unlimited General Obligation Refunding Bonds
Series 2018A
10/01/2036	5.000%	4,000,000	5,075,600
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	401,851
State of Texas(d)
Unlimited General Obligation Bonds
College Student Loan
Series 2019
08/01/2030	5.000%	7,175,000	9,268,593
08/01/2031	5.000%	7,535,000	9,767,319
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	11,300,000	14,230,881
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	778,530

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2036	4.000%	1,500,000	1,693,035
06/30/2040	4.000%	500,000	555,680
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	2,000,000	2,222,280
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	17,199,999	19,552,272
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,194,020
12/31/2045	5.000%	2,250,000	2,447,797
12/31/2050	5.000%	1,930,000	2,094,069
12/31/2055	5.000%	6,515,000	7,056,462
Texas Transportation Commission(f)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	526,015
08/01/2039	0.000%	600,000	280,908
Texas Water Development Board
Revenue Bonds
Master Trust
Series 2020
10/15/2033	4.000%	3,500,000	4,355,050
State Water Implementation Fund
Series 2018
10/15/2032	5.000%	5,105,000	6,625,933
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2037	4.000%	1,670,000	2,042,610
02/15/2045	4.000%	3,765,000	4,471,126
Total			275,360,101
Utah 0.9%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	6,700,000	7,683,694
Series 2018-A
07/01/2043	5.000%	13,000,000	15,126,150
Total			22,809,844
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 1.7%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	8,208,162
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,373,240
Virginia Small Business Financing Authority(d)
Revenue Bonds
Senior Lien - 95 Express Lane
Series 2017
01/01/2040	5.000%	7,500,000	7,751,475
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	19,125,000	21,342,735
Total			40,675,612
Washington 4.6%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	4,254,454
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,085,730
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2017
05/01/2037	5.000%	6,000,000	6,978,240
State of Washington
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2019D
06/01/2040	5.000%	5,000,000	6,307,750
Series 2015B
02/01/2039	5.000%	10,000,000	11,688,800
Series 2017D
02/01/2036	5.000%	6,505,000	8,009,541
Series 2020A
08/01/2037	5.000%	4,190,000	5,503,523
Series 2020C
02/01/2034	5.000%	9,725,000	12,773,788

22	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Purpose
Series 2019C
02/01/2038	5.000%	5,000,000	6,344,700
Unlimited General Obligation Notes
Series 2019A
08/01/2040	5.000%	10,000,000	12,745,100
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Seattle Cancer Care Alliance
Series 2020
09/01/2055	5.000%	10,000,000	11,986,900
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	5,186,100
Washington State Housing Finance Commission(e)
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	3,000,000	3,066,420
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	4,000,000	4,086,920
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	440,521
01/01/2045	6.000%	595,000	613,903
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	2,550,000	2,724,548
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	3,500,000	3,578,785
Washington State Housing Finance Commission
Revenue Bonds
Transforming Age Projects
Series 2019
01/01/2026	2.375%	4,000,000	3,844,080
Total			111,219,803
West Virginia 0.0%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	900,000	903,249
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 2.1%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,475,835
09/01/2054	5.000%	1,000,000	1,088,450
WakeMed Hospital
Series 2019A
10/01/2044	5.000%	3,000,000	3,582,030
10/01/2049	4.000%	2,690,000	2,915,153
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	2,201,580
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,747,475
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,759,443
Public Finance Authority(e)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	431,734
05/15/2047	5.250%	220,000	230,388
State of Wisconsin
Unlimited General Obligation Bonds
Series 2020A
05/01/2039	4.000%	2,500,000	2,937,675
05/01/2040	4.000%	8,190,000	9,598,189
Wisconsin Center District(f),(g)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	3,803,550
Wisconsin Health & Educational Facilities Authority
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	3,375,000	3,812,906
Refunding Revenue Bonds
Saint John’s Communities, Inc.
Series 2015B
09/15/2045	5.000%	1,000,000	1,015,250
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	4,382,161

Columbia Strategic Municipal Income Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018B
07/01/2033	4.250%	1,250,000	1,201,338
07/01/2043	4.500%	1,375,000	1,280,551
07/01/2048	5.000%	500,000	499,965
St. John’s Communities, Inc. Project
Series 2018A
09/15/2040	5.000%	550,000	564,729
09/15/2045	5.000%	1,000,000	1,022,970
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	300,000	300,978
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	1,044,210
03/01/2039	3.000%	1,250,000	1,314,138
Total			50,210,698
Wyoming 0.0%
County of Laramie
Revenue Bonds
Cheyenne Regional Medical Center Project
Series 2012
05/01/2032	5.000%	1,000,000	1,016,290
Total Municipal Bonds (Cost $2,238,363,042)			2,316,177,769

Municipal Bonds Held in Trust 0.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 0.6%
North Carolina Medical Care Commission Health Care Facilities(k)
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2049	4.000%	12,400,000	13,928,455
Total Municipal Bonds Held in Trust (Cost $13,687,545)			13,928,455

Money Market Funds 3.8%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(l)	477,621	477,573
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.012%(l)	92,915,111	92,915,111
Total Money Market Funds (Cost $93,392,717)		93,392,684
Total Investments in Securities (Cost $2,373,397,883)		2,452,423,499
Other Assets & Liabilities, Net		(10,228,494)
Net Assets		$2,442,195,005

Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(315)	12/2020	USD	(54,327,656)	34,600	—
U.S. Treasury 10-Year Note	(625)	12/2020	USD	(86,386,719)	37,586	—
Total					72,186	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Multi-Sector Municipal Income ETF
	21,099,869	—	—	(190,278)	20,909,591	—	114,576	952,818

24	Columbia Strategic Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2020.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $52,339,961, which represents 2.14% of total net assets.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2020, the total value of these securities amounted to $9,494,750, which represents 0.39% of total net assets.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2020.
(j)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2020, the total value of these securities amounted to $14,952,848, which represents 0.61% of total net assets.
(k)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.
(l)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic Municipal Income Fund | Quarterly Report 2020	25

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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